Contract-related costs (Details) - USD ($) $ in Millions	12 Months Ended			18 Months Ended
	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Contract assets [Abstract]
Current	$ 27.9	$ 19.3	[1]
Non-current	35.7	31.5	[1]
Total	$ 63.6	50.8
Average customer life	5 years
Disclosure of assets recognized from costs to obtain or fulfil contracts with customers [Abstract]
Asset recognized from costs incurred to acquire a contract	$ 29.1	31.4
Amortization and impairment loss recognized as cost of providing services during the year	$ (16.1)	$ (10.2)		$ 0.0
Top of Range [Member]
Contract assets [Abstract]
Expected amortization period, costs not capitalized	1 year

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.